Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Trade receivables	£ 903	£ 874
Royalty advances	4	5
Prepayments	138	103
Investment in finance lease receivable	25
Deferred contract costs		1
Accrued income	11	2
Other receivables	194	193
Trade and other current receivables	1,275	1,178
Non-current
Trade receivables	15	30
Royalty advances	0	21
Prepayments	7	13
Investment in finance lease receivable	171
Deferred contract costs		1
Accrued income	5	10
Other receivables	115	25
Trade and other non current receivables	£ 313	£ 100